Eventide Gilead Fund
FUND SUMMARY | Eventide Gilead Fund
Investment Objective:
The Eventide Gilead Fund (the “Gilead Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund:

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 26 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Fees paid directly from your investment
Shareholder Fees Eventide Gilead Fund (USD $)	Class A		Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none	none
Redemption Fee for Shares Redeemed by Wire Transfer	15		15	15	15
[1]	Investments in Class A shares of $1 Million or more made prior to September 1, 2014 are subject to a 1.00% CDSC if redeemed within 18 months of purchase.

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses Eventide Gilead Fund		Class A	Class C	Class N	Class I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.20%	none
Other Expenses		0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.45%	1.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example of Hypothetical Fund Costs:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eventide Gilead Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,022	1,346	2,263
Class C	228	703	1,205	2,585
Class N	148	459	792	1,735
Class I	127	397	686	1,511

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 17% of the average value of its portfolio.

Principal Investment Strategies

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy that are typically not highly correlated with the overall market, such as the healthcare and life sciences sector. The Fund may invest in companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Restricted Securities”).  The Fund will not invest more than 15% of the Fund’s net assets in these Restricted Securities. The Fund may invest in development stage companies. The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely.

The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.  The Advisor seeks to invest in companies that reflect the following values:

• Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

• Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

• Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

• Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

• Practicing environmental stewardship; this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Consistent with the Advisor’s values, the Fund may also invest in community development institutions that serve the financial needs of low-to-moderate income families and communities.

Principal Risks of Investing in the Fund

As with any mutual fund, the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Foreign Exposure Risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Class N shares for each full calendar year and since the Fund’s Class N shares commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class A, C and I shares would have similar annual returns to Class N shares because the classes are invested in the same portfolio of securities, the returns for Class A, C and I shares would be different from Class N shares because Class A, C and I shares have different expenses than Class N shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Eventide Gilead Class N Annual Total Returns

During the period shown in the bar chart, for the Class N shares, the highest return for a quarter was 20.90% (quarter ended June 30, 2009), and the lowest return for a quarter was (25.59)% ( quarter ended September 30, 2011). For the year to date period ended September 30, 2014, the total return on Class N shares was 6.59%.

Average Annual Total Returns (periods ending December 31, 2013)
Average Annual Total Returns Eventide Gilead Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class N	Return Before Taxes	52.93%	25.67%	17.75%	Jul. 08, 2008
Class N Return After Taxes on Distributions		52.67%	24.99%	17.14%
Class N Return After Taxes on Distributions and Sale of Fund Shares		30.17%	20.93%	14.20%
Class N S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	9.43%
Class A	Return Before Taxes	44.08%		22.93%	Oct. 28, 2009
Class A S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%		17.17%
Class C	Return Before Taxes	50.59%		23.71%	Oct. 28, 2009
Class C S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%		17.17%
Class I	Return Before Taxes	53.26%		21.27%	Feb. 10, 2010
Class I S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%		16.58%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class N shares. After-tax returns for Class A, Class C and Class I shares which are not shown, will vary from those of Class N shares.

Eventide Healthcare & Life Sciences Fund
FUND SUMMARY | Eventide Healthcare & Life Sciences Fund
Investment Objective:
The Eventide Healthcare & Life Sciences Fund (the “Healthcare & Life Sciences Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund:

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 26 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Fees paid directly from your investment
Shareholder Fees Eventide Healthcare & Life Sciences Fund (USD $)	Class A Shares		Class C Shares	Class N Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none	none
Redemption Fee (as a % of amount redeemed if held less than 180 days)	1.00%		1.00%	1.00%	1.00%
Redemption Fee for Shares Redeemed by Wire Transfer	15		15	15	15
[1]	Investments in Class A shares of $1 Million or more made prior to September 1, 2014 are subject to a 1.00% CDSC if redeemed within 18 months of purchase.

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses Eventide Healthcare & Life Sciences Fund		Class A Shares	Class C Shares	Class N Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.20%	none
Other Expenses		0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.70%	1.50%
Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.69%	2.44%	1.64%	1.44%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.43% through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example of Hypothetical Fund Costs:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eventide Healthcare & Life Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	737	1,089	1,464	2,514
Class C Shares	247	773	1,325	2,831
Class N Shares	167	530	917	2,004
Class I Shares	147	468	813	1,785

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2014 was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies in the healthcare and life sciences sectors, including common stock, options, preferred stock and convertible debt. Healthcare and life sciences companies include those companies that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. These companies may include companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Restricted Securities”).  The Fund will not invest more than 15% of the Fund’s net assets in these Restricted Securities. These companies may include development stage companies. The Fund may invest without limitation in securities of companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).   The Fund may invest in securities of companies of any market capitalization.

The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Advisor favors investments that it believes will have relatively low correlation to the overall market.  The valuation of these investments may respond dramatically to clinical trial outcomes or regulatory decisions, providing atypical upside or downside volatility.

The Advisor may engage in short selling with up to 10% of the Fund’s assets or use options strategies, such as calls, covered calls, and puts on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely.  The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.  The Advisor will only make use of these derivative strategies where the derivatives’ underlying security is within or related to the sectors in which the Fund normally invests.

The Fund concentrates investments in the drug related industries because, under normal circumstances, it invests over 25% of its assets in drug related industries.  This group of industries includes pharmaceutical, biotech and similar companies that primarily develop, produce or distribute drugs, medicines, diagnostic chemicals and biological products used to diagnose, prevent or treat diseases or maintain health.

The Advisor analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society. While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles. The Advisor seeks to invest in companies that reflect the following values:

• Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

• Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

• Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

• Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

• Practicing environmental stewardship; this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company’s practices are no longer consistent with the Advisor’s principles.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund

As with any mutual fund, the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Foreign Exposure Risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Healthcare & Life Sciences Sector Risk. Because the Fund normally invests at least 80% of its assets in the healthcare and life science sectors, the Fund’s performance largely depends—for better or for worse—on the overall condition of these sectors. Companies in the healthcare and life sciences sectors, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the drug related industries.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Short Selling Risk. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss which may be unlimited. Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Class A shares for each full calendar year and since the Fund’s Class A shares commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C, N and I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares would be different from Class A shares because Class C , N and I shares have different expenses than Class A shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Eventide Healthcare & Life Sciences Class A Annual Total Returns

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 25.80% (quarter ended September 30, 2013), and the lowest return for a quarter was 3.38% (quarter ended December 31, 2013). For the year to date period ended September 30, 2014, the total return on Class A shares was 4.56%.

Average Annual Total Returns (periods ending December 31, 2013)
Average Annual Total Returns Eventide Healthcare & Life Sciences Fund	Label	1 Year	Since Inception	Inception Date
Class A Shares	Return Before Taxes	52.54%	52.27%	Dec. 27, 2012
Class A Shares Return After Taxes on Distributions		52.54%	52.27%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		29.74%	39.85%
Class C Shares	Return Before Taxes	59.62%	60.27%	Dec. 27, 2012
Class N Shares	Return Before Taxes	62.01%	61.65%	Dec. 27, 2012
Class I Shares	Return Before Taxes	62.31%	61.94%	Dec. 27, 2012
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%	32.74%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class N, Class C and Class I shares which are not shown, will vary from those of Class A shares.